Other Disclosures - Contingencies (Details) kr in Millions	Dec. 31, 2024 DKK (kr) patent	Dec. 31, 2023 DKK (kr)
Legal Contingency
Contingencies
Number of patents | patent	2
Amount of provision recorded	kr 0
Financial Guarantees
Contingencies
Amount of provision recorded	0	kr 0
Financial bank guarantees	kr 16	kr 16